Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Operating leases, rent expense	$ 5,402	$ 4,648	$ 3,360